DISAGGREGATION OF REVENUE LONGLIVED ASSETS (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Gross profit					$ 8,688,000	$ 12,977,000
Project profit, net	$ 3,411,000	$ 2,312,000	$ 6,923,000	$ 4,164,000
United Kingdom [Member]
Gross profit					3,435,000	4,893,000
Project profit, net	1,472,000	923,000	2,541,000	1,472,000
United States [Member]
Gross profit					$ 5,253,000	$ 8,084,000
Project profit, net	$ 1,939,000	$ 1,389,000	$ 4,382,000	$ 2,692,000